Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheets - USD ($)	Dec. 31, 2020	Oct. 31, 2020
Previously Reported [Member]
BALANCE SHEET
Warrant liability
Total liabilities	2,945,032	3,075,000
Common stock subject to possible redemption	66,217,172	63,622,090
Common stock - $0.001 par value	2,542
Additional paid-in capital	5,137,506	5,010,180
Accumulated deficit	(140,046)	(12,187)
Total stockholders’ equity (deficit)	5,000,002	5,000,006
Revision of Prior Period, Adjustment [Member]
BALANCE SHEET
Warrant liability	3,399,878	1,905,786
Total liabilities	3,399,878	1,905,786
Common stock subject to possible redemption	7,292,153	9,887,235
Common stock - $0.001 par value	(722)
Additional paid-in capital	(5,137,506)	(5,010,180)
Accumulated deficit	(5,553,803)	(6,782,841)
Total stockholders’ equity (deficit)	(10,692,031)	(11,793,021)
As Restated [Member]
BALANCE SHEET
Warrant liability	3,399,878	1,905,786
Total liabilities	6,344,910	4,980,786
Common stock subject to possible redemption	73,509,325	73,509,325
Common stock - $0.001 par value	1,820
Additional paid-in capital
Accumulated deficit	(5,693,849)	(6,795,028)
Total stockholders’ equity (deficit)	$ (5,692,029)	$ (6,793,015)